UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
 (Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
 (Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
 NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2015 - JUNE 30, 2016

ITEM 1.	PROXY VOTING RECORD.

Issuer Name:	Gateway Casinos & Entertainment Limited
Ticker:
CUSIP:
Meeting Date:	June 30, 2016	Meeting Type: Annual

Proposal		Proposed By	Mgmt Rec	Vote Cast
(a)	In respect of the appointment of Pricewaterhouse Coopers LLP as auditor Of the Corporation and authorizing the directors to fix their remuneration.	Issuer	For	For
(b)	In respect of the election of Gabriel de Alba as director of the Corporation	Issuer	For	For
(c)	In respect of the election of Anthony Santo as a director of the Corporation	Issuer	For	For

Issuer Name:	Tanker Investments Ltd.
Ticker:	TIL
SEDOL:	BJBPW44
Meeting Date:	March 10, 2016	Meeting Type: Annual

Proposal		Proposed By	Mgmt Rec	Vote Cast
1	To re-elect the following individual as directors of the company of the ensuing year:
	Tim Gravely	Issuer	For	For
	Alan Carr	Issuer	For	For
	Oivind Solvang	Issuer	For	For
2	To approve and ratify remuneration paid to board members and audit committee members	Issuer	For	For
3	To Transact such other business as may properly come before the meeting or any adjournment or postponement of the Meeting	Issuer	For	For

Issuer Name:	Tropicana Entertainment, Inc.
Ticker:	TCPA
CUSIP:	89708X204
Meeting Date:	May 12, 2016	Meeting Type: Annual

Proposal		Proposed By	Mgmt Rec	Vote Cast
1	Election of directors:
	Daniel A. Cassella	Issuer	For	Not Voted
	Hunter C. Gary	Issuer	For	Not Voted
	Carl C. Icahn	Issuer	For	Not Voted
	William A. Leidesdorfd	Issuer	For	Not Voted
	Daniel H. Scott	Issuer	For	Not Voted
	Anthony P. Rodio	Issuer	For	Not Voted
	Keith Cozza	Issuer	For	Not Voted
2	To approve the Tropicana entertainment Inc. Performance Incentive Plan.	Issuer	For	Not Voted
3	To ratify the appointment of Grant Thornton, LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2016	Issuer	For	Not Voted
4	To vote on an advisory resolution to approve executive Compensation for the fiscal year ending December 31, 2016.	Issuer	For	Not Voted

Issuer Name:	RMG Networks Holding Corporation
Ticker:	RMGN
CUSIP:	78404K103
Meeting Date:	June 21, 2016	Meeting Type: Annual

Proposal		Proposed By	Mgmt Rec	Vote Cast
1.	Election of Directors:
	Gregory H. Sachs	Issuer	For	Not Voted
	Jonathan Trutter	Issuer	For	Not Voted
2.	Approval of a series of alternate amendments to the Amended and Restated Certificate of Incorporation to effect a reverse stock split at a ratio of 1:2, 1:3, 1:4 or 1:5.	Issuer	For	Not Voted
3.	Advisory vote to approve the compensation of the Company’s named executive officers (“say-on-pay”).	Issuer	For	Not Voted
4.	Advisory vote on the frequency of the advisory vote on executive compensation.	Issuer	For	Not Voted
5.	Approval of the ratification of Whitley Penn LLP as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2016.	Issuer	For	Not Voted
6.	Approval to authorize the Board of Directors to adjourn and postpone the annual meeting to a later date or dates.	Issuer	For	Not Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Elizabeth Greenwood
Name:	Elizabeth Greenwood
Title:	Chief Compliance Officer
Date:	August 24, 2016